FOREIGN EXCHANGE (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FOREIGN EXCHANGE
Foreign exchange (gain)/loss	CAD 1,495	CAD 108	CAD (8,705)
Translation of U.S. dollar cash held in Canada	10,978
Translation of U.S. dollar debt and working capital (gain)/loss	(42,623)	(40,634)	160,791
Foreign exchange swap (gain)/loss			21,847
Foreign exchange (gain)/loss	CAD (30,150)	CAD (40,526)	CAD 173,933